Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,370	$ 2,797	$ 2,359
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	715	643	605
Malaysia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,039	816	673
Philippines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	316	265	200
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	727	578	480
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	288	252	205
Vietnam
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	255	228	185
Rest of Southeast Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 30	$ 15	$ 11